                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/07
                                              ---------

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    M. Safra & Co., Inc.
         --------------------
Address: 499 Park Avenue, 11th Floor
         New York, NY 10022

Form 13F File Number: 28-12164
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Frank Bonanno
Title:   Chief Financial Officer
Phone:   212-755-8555

Signature, Place, and Date of Signing:

    /s/ Frank Bonanno            New York, NY              May 15, 2007
-------------------------  ------------------------  -------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:                 0
                                                  --
Form 13F Information Table Entry Total:           43
                                                 ---
Form 13F Information Table Value Total:  $388,963.79
                                          ----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       NONE

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
                                             Market Value                                                    Voting Authority
                          Title of             (x$1000)   Share / Prn  Share / Put / Investment  Other   ------------------------
Name of Issuer             Class     Cusip      (USD)       Amount       Prn   Call  Discretion Managers     Sole     Shared None
--------------            -------- --------- ------------ ------------ ------- ----- ---------- -------- ------------ ------ ----
BANCO BRADESCO -
  SPONSORED ADR             ADR    059460303   5,176.32     128,000.00   SH             SOLE               128,000.00
BANCO FRANCES SA- ADR       ADR    07329M100     997.60      80,000.00   SH             SOLE                80,000.00
BANCO MACRO-ADR             ADR    05961W105   4,955.24     146,000.00   SH             SOLE               146,000.00
BOEING CO                   COM    097023105  12,260.69     137,900.00   SH             SOLE               137,900.00
BUNGE LIMITED               COM    G16962105   3,288.80      40,000.00   SH             SOLE                40,000.00
C.H. ROBINSIN WORLDWIDE
  INC                       COM    12541W209   3,762.32      78,300.00   SH             SOLE                78,300.00
CABLEVISION SYSTEMS         CL A   12686C109  12,172.00     400,000.00   SH             SOLE               400,000.00
CARMIKE CINEMAS INC         COM    143436400   3,944.00     170,000.00   SH             SOLE               170,000.00
COMPANHIA SIDERURGICA
  NACL-SP ADR               ADR    20440W105   4,523.90     105,600.00   SH             SOLE               105,600.00
COMPANHIA VALE DO RIO
  DOCE - SP ADR             ADR    204412100  17,563.72     561,500.00   SH             SOLE               561,500.00
COMCAST CORP CL A           CL A   20030N101  28,545.00   1,100,000.00   SH             SOLE             1,100,000.00
COOPER INDUSTRIES LTD-CL
  A                         CL A   G24182100   3,059.32      68,000.00   SH             SOLE                68,000.00
CORILLIAN CORP              COM    218725109   1,628.59     326,371.00   SH             SOLE               326,371.00
DEERE & CO                  COM    244199105   5,975.20      55,000.00   SH             SOLE                55,000.00
DELTA & PINE LAND CO        COM    247357106   8,240.00     200,000.00   SH             SOLE               200,000.00
DIRECT GENERAL CORP         COM    25456W204     920.56      43,300.00   SH             SOLE                43,300.00
DOMTAR CORP                 COM    257559104   5,314.15     570,800.00   SH             SOLE               570,800.00
EATON CORP                  COM    278058102   4,428.68      53,000.00   SH             SOLE                53,000.00
EQUINIX INC                 COM    29444U502  25,689.00     300,000.00   SH             SOLE               300,000.00
EQUINIX INC 2.50%
  4/15/2012 CONVERTIBLE     DBCV   29444UAE3     502.50     500,000.00   SH             SOLE               500,000.00
FORTRESS INVESTMENT
  GRP-CL A                  CL A   34958B106  13,697.57     477,600.00   SH             SOLE               477,600.00
GENERAL ELECTRIC COMPANY    COM    369604103  25,119.74     710,400.00   SH             SOLE               710,400.00
GOLDEN TELECOM INC          COM    38122G107   2,769.00      50,000.00   SH             SOLE                50,000.00
GOOGLE INC - CL A           CL A   38259P508  20,617.20      45,000.00   SH             SOLE                45,000.00
GRUPO FINANCIERO
  GALICIA- ADR              ADR    399909100   2,188.20     210,000.00   SH             SOLE               210,000.00
IHS INC - CLASS A           CL A   451734107  20,555.00     500,000.00   SH             SOLE               500,000.00
ISHARES MSCI EMERGING MKT   PUT    464287954   1,328.00     136,000.00   SH    PUT      SOLE               136,000.00
MICROSOFT CORP              COM    594918104  17,530.23     629,000.00   SH             SOLE               629,000.00
NORTEL NETWORKS CORP        CALL   656568908      22.76      56,900.00   SH    CALL     SOLE                56,900.00
NUCOR CORP                  COM    670346105   2,474.94      38,000.00   SH             SOLE                38,000.00
NYSE GROUP INC              PUT    62949W953   3,077.00      85,000.00   SH    PUT      SOLE                85,000.00
OMNITURE INC                COM    68212S109   1,823.00     100,000.00   SH             SOLE               100,000.00
PETROLEO BRASILEIRO S.A
  - ADR                     ADR    71654V408  10,667.47     107,200.00   SH             SOLE               107,200.00
PETROLEO BRASILEIRO SA
  ADR CLASS A               ADR    71654V101   9,533.65     106,700.00   SH             SOLE               106,700.00
PRAXAIR INC                 COM    74005P104   3,462.80      55,000.00   SH             SOLE                55,000.00
QUALCOMM INC                COM    747525103  21,330.00     500,000.00   SH             SOLE               500,000.00
RESEARCH IN MOTION          COM    760975102  10,236.75      75,000.00   SH             SOLE                75,000.00
SAVVIS INC                  COM    805423308  21,546.00     450,000.00   SH             SOLE               450,000.00
SWIFT TRANSPORTATION CO
  INC                       COM    870756103   2,929.04      94,000.00   SH             SOLE                94,000.00
TIME WARNER TELECOM - CL
  A                         CL A   887319101  14,539.00     700,000.00   SH             SOLE               700,000.00
UNIBANCO - GDR              GDR    90458E107   4,924.00      56,300.00   SH             SOLE                56,300.00
XM SATELLITE RADIO
  HOLDINGS-CL A             CL A   983759101   6,870.86     531,800.00   SH             SOLE               531,800.00
YAHOO! INC                  COM    984332106  18,774.00     600,000.00   SH             SOLE               600,000.00